Offerings - Offering: 1	Aug. 20, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Fee per Rule 457(r) There are no new securities being registered with this filing. A registration fee of $52.05 was previously paid with respect to these securities on August 19, 2025 (Accession No. 0001140361-25-031957).